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QCI Balanced Fund
QCI Balanced Fund
INVESTMENT OBJECTIVE
The QCI Balanced Fund (the “Fund”) seeks to balance current income and principal conservation with the opportunity for long-term growth.
FEES AND EXPENSES OF THE FUND
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	QCI Balanced Fund Institutional Class Shares USD ($)
Maximum Sales Charge (Load) Imposed On Purchases (as a % of offering price)	none
Redemption Fee	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	QCI Balanced Fund Institutional Class Shares
Management Fees	0.72%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.45%
Acquired Fund Fees and Expenses	0.01%	[1]
Total Annual Fund Operating Expenses	1.18%
Fee Waiver and/or Expense Reimbursement	(0.20%)	[1],[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.98%
[1]	"Acquired Fund" means any investment company in which the Fund invests or has invested during the period. The "Total Annual Fund Operating Expenses" and "Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement" will not match the Fund's gross and net expense ratios reported in the Financial Highlights from the Fund's financial statements, which reflect the operating expenses of the fund and do not include Acquired Fund Fees and Expenses.
[2]	The Fund's investment advisor, QCI Asset Management, Inc. (the "Advisor") has entered into an expense limitation agreement with the Fund (the "Expense Limitation Agreement") under which it has agreed to waive or reduce its management fees and assume other expenses of the Fund in an amount that limits the Fund's Total Annual Fund Operating Expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor)) to not more than 0.97% of the average daily net assets of the Fund . This contractual arrangement is in effect through January 31, 202 1 , unless terminated by the Board of Trustees of the Fund (the "Board" or the "Trustees") at any time. The Advisor cannot recoup form the Fund any amounts paid to the Advisor under the expense limitation agreement.

Example.
This E xample is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The E xample assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem (or you hold) all of your shares at the end of those periods. The E xample also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through January 31, 202 1 . Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
QCI Balanced Fund | Institutional Class Shares | USD ($)	100	355	630	1,414

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the E xample, affect the Fund’s performance. For the most recent fiscal year ended September 30, 201 9 , the Fund’s portfolio turnover rate was 48.59 % of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks to balance current income and principal conservation with the opportunity for long-term growth. The Advisor seeks to achieve the Fund’s investment objective by investing in a diverse portfolio of corporate, agency, and U.S. Government fixed income securities, preferred stock, common stock of primarily large and mid-capitalization issuers, and derivative securities. Allocation to equity and fixed income securities will range from 25% to 75% of assets. Depending on market conditions, the allocation of the Fund’s assets may range from approximately 25% in equity securities and 75% in fixed income securities to 75% in equity securities and 25% in fixed income securities.  Derivative instruments, consisting of option contracts, are used to hedge the Fund’s portfolio in order to reduce the impact of general market fluctuations. The Advisor shall manage the Fund so that the Fund will not be deemed to be a “commodity pool operator” under the Commodity Exchange Act.  The Fund may invest in these securities directly or indirectly through investments in other investment companies, consisting of exchange traded funds (“ETFs”) and index funds. The Fund will not be limited by market capitalization or sector criteria.  The Fund may hold up to 10% of its net assets  in cash in the normal course of business when the Fund receives dividends or distributions and has not reinvested the proceeds in a security the Advisor believes is favorable for the portfolio which may also be used to pay fees and expenses of the Fund.

Equity selection is based on securities analysts’ recommendations coupled with the Advisor’s fundamental research. Equity investments will consist primarily of large and mid-capitalization companies.

Fixed income securities will primarily consist of investment grade issues. The Fund may invest up to 10% of the portfolio in fixed income securities that are rated below investment grade by one or more Nationally Recognized Securities Rating Organizations (“NRSROs”) (commonly known as high-yield debt securities).

Securities are sold when, in the view of the Advisor, market valuation has approached the estimated full or fair market valuation of that security, and the remaining predicted small upside potential does not justify continuing to hold that security due to relative downside risk. A fundamental change in the prospects for a particular security or issuer may also be a primary factor for the Advisor in determining whether to sell a portfolio security.

The Fund’s investment policy may be changed without shareholder approval upon sixty (60) days’ prior written notice to shareholders.

PRINCIPAL RISKS OF INVESTING IN THE FUND
The loss of your money is a principal risk of investing in the Fund. Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested. The Fund is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Fund’s net asset value per shares (“NAV”), trading price, yield, total return, and ability to meet its investment objectives. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation or any other government agency. Generally, the Fund will be subject to the following principal risks:

Common Stocks. The Fund’s investments in common stocks, both directly and indirectly through the Fund’s investment in shares of other investment companies, may fluctuate in value response to many factors, including, but not limited to, the activities of the individual companies whose securities the Fund owns, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Fund to potential losses. During temporary or extended bear markets, the value of common stocks will decline, which could also result in losses for the Fund.

Cybersecurity Risk. As part of its business, the Advisor processes, stores, and transmits large amounts of electronic information, including information relating to the transactions of the Fund. The Advisor and the Fund are therefore susceptible to cybersecurity risk. Cybersecurity failures or breaches of the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties and/or reputational damage. The Fund and its shareholders could be negatively impacted as a result.

Derivative Risk.  The value of derivative instruments, such as options used by the Fund, is derived from the value of an underlying asset, interest rate, or index. Derivatives, including options used by the Fund, involve risks different from direct investments in the underlying securities (imperfect correlation between the value of the derivative instrument and the underlying assets; risks of default by the other party to the derivative instrument; risks that the transactions may result in losses of all or in excess of any gain in the portfolio positions; and risks that the transactions may not be liquid).

Fixed Income Risk.   To the extent the Fund or an ETF in which the Fund invests holds fixed income securities, the Fund will be directly or indirectly subject to the risks associated with fixed income investments. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers. Fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are more volatile, so the average maturity or duration of these securities affects risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal or go bankrupt. The lower the rating of a debt security, the greater its risks. In addition, these risks are often magnified for securities rated below investment grade, often referred to as “junk bonds,” and adverse changes in economic conditions or market perception are likely to cause issuers of these securities to be unable to meet their obligations to repay principal and interest to investors.

General Market Risk. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. Certain securities held by the Fund may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

Interest Rate Risk.  A rise in interest rates may cause a decline in the value of the Fund’s fixed income securities and preferred stocks, especially bonds with longer maturities. A decline in interest rates may cause the Fund to experience a decline in its income.

Investment Advisor Risk. The Advisor’s ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objectives.

Junk Bonds Risk.  Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risks than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

Large-Cap Securities Risk.  Stocks of large companies as a group can fall out of favor with the market, causing the Fund to underperform investments that have a greater focus on mid-cap or small-cap stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Options Risk.  There are risks associated with the sale and purchase of call and put options. As a seller (writer) of a put option, the Fund will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the Fund will tend to lose money if the value of the reference index or security rises above the strike price. As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option.

Preferred Stock Risk. Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

Risks Related to Investing in Other Investment Companies. The Fund’s investments in other investment companies, including ETFs and mutual funds, will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the portfolio of such investment companies and the value of the Fund’s investment will fluctuate in response to the performance of such portfolio. Shareholders in the Fund will indirectly bear fees and expenses charged by the ETFs and mutual funds in which the Fund invests in addition to the Fund’s direct fees and expenses. These types of investments by the Fund could affect the timing, amount, and character of distributions and therefore may increase the amount of taxes payable by shareholders.

Sector Risk. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments.  If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector.  As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries. Additionally, some sectors could be subject to greater government regulation than other sectors. Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors. The sectors in which the Fund may more heavily invest will vary; however, the Fund will invest less than 25% of its assets in any one industry or group of industries.

Small-Cap and Mid-Cap Securities Risk. The Fund may invest in securities of small-cap and mid-cap companies, which involve greater volatility than investing in larger and more established companies. Small-cap and mid-cap companies can be subject to more abrupt or erratic share price changes than larger, more established companies. Securities of these types of companies have limited market liquidity, and their prices may be more volatile.  You should expect that the value of the Fund’s shares will be more volatile than a fund that invests exclusively in large-capitalization companies.

PERFORMANCE INFORMATION
The following bar chart and table shown provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns compare to those of a broad-based securities market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at  www.ncfunds.com.

Calendar Year Returns

During the periods shown in the bar chart above, the Fund’s highest quarterly return was 9.57% (quarter ended March 31, 2019 ) and the Fund’s lowest quarterly return was -7.04% (quarter ended December 31, 2018).

Average Annual Total Returns Period Ended December 31, 2019
Average Annual Returns - QCI Balanced Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception [1]	Average Annual Returns, Inception Date
Institutional Class Shares	Before taxes	17.32%	6.28%	6.60%	Jan. 30, 2014
After Taxes on Distributions | Institutional Class Shares	After taxes on distributions	16.18%	5.27%	5.69%
After Taxes on Distributions and Sale of Fund Shares | Institutional Class Shares	After taxes on distributions and sale of shares	10.01%	4.75%	5.08%
Lipper Flexible Portfolio Funds (reflects no deductions for fees, expenses, or taxes)	Lipper Flexible Portfolio Funds (reflects no deductions for fees, expenses, or taxes)	19.28%	2.87%	2.02%	Jan. 30, 2014
[1]	The Inception Date of the Fund is January 30, 2014.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as an individual retirement account (IRA) or 401(k) plan.